Other disclosures - Related party transactions - Narrative (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share repurchase programme of Novo Nordisk B shares
Disclosure of subsidiaries [line items]
Share repurchase programme, authorized amount	kr 20,000	kr 20,000
Novo Holdings A/S | Parent
Disclosure of subsidiaries [line items]
Percentage of shares owned	28.10%
Number of votes (as a percent)	77.30%
Purchase of Novo Nordisk B shares	kr 0	kr 10,164	kr 8,775